Shareholder Report, Line Graph (Details) - USD ($)			4 Months Ended	6 Months Ended	9 Months Ended	16 Months Ended	21 Months Ended	28 Months Ended	33 Months Ended	40 Months Ended	45 Months Ended	52 Months Ended	57 Months Ended	64 Months Ended	69 Months Ended	76 Months Ended	81 Months Ended	88 Months Ended	93 Months Ended	100 Months Ended	112 Months Ended
	Jun. 19, 2018	Dec. 01, 2016	Mar. 31, 2017	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000209942
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Media Mogul Fund - Class I
C000209943
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Pet Parents’ Fund - Class I
C000236315
Account Value [Line Items]
Line Graph and Table Measure Name				The Gabelli Pet Parents’ Fund - Class A
S&P 500 Index
Account Value [Line Items]
Accumulated Value		$ 5,000	$ 5,859			$ 6,678		$ 7,313		$ 6,802		$ 10,635		$ 12,299		$ 11,349		$ 14,740		$ 15,956	$ 18,796
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 5,000				$ 5,475		$ 5,093		$ 7,963		$ 9,209		$ 8,497		$ 11,036		$ 11,946		$ 14,073
S&P 500 Index
Account Value [Line Items]
Accumulated Value	10,000				10,950		10,186		15,925		18,418		16,994		22,072		23,893		28,146
MSCI AC World Communication Services Index
Account Value [Line Items]
Accumulated Value		$ 5,000	$ 5,064			$ 5,081		$ 5,372		$ 5,066		$ 8,000		$ 7,435		$ 6,301		$ 8,274		$ 9,556	$ 12,010
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	5,000				5,103		3,878		7,557		7,120		6,293		7,533		7,231		9,091
S&P 500 Consumer Staples
Account Value [Line Items]
Accumulated Value	5,000				5,525		5,492		7,051		8,186		8,286		8,881		9,985		10,615
Russell 2000 Index
Account Value [Line Items]
Accumulated Value	10,000				10,205		7,757		15,114		14,239		12,586		15,067		14,462		18,182
S&P 500 Consumer Staples
Account Value [Line Items]
Accumulated Value	$ 10,000				$ 11,049		$ 10,984		$ 14,101		$ 16,371		$ 16,571		$ 17,762		$ 19,970		$ 21,230